TAXATION - Net operating losses (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 1,126
Expiration Year 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to expiration	2
Expiration Year 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to expiration	95
Expiration Year 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to expiration	215
Expiration Year 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforward subject to expiration	¥ 814